August 13, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C.  20549-3628

Attn: Era Anagnosti, Legal Branch Chief

Re:

Merchants Bancshares, Inc.

Registration Statement on Form S-4 Filed July 31, 2015

Amendment No. 1

File No. 333-206021

Dear Branch Chief Anagnosti:

This letter accompanies the filing today by Merchants Bancshares, Inc. (“Merchants”) of pre-effective amendment no. 1 (the “Amendment”) to its registration statement on Form S-4, relating to the offer of Merchants’ securities in connection with the proposed merger of NUVO Bank & Trust Company (“NUVO”), a Massachusetts bank, with and into Merchants’ wholly-owned subsidiary, Merchants Bank, a Vermont bank.  By letter dated August 5, 2015, you advised us that the Commission would not be reviewing Merchants’ Registration Statement.

Please be advised that the Amendment does not include updated auditors’ consents, in reliance on Section 4810.3 of the Division of Corporation Finance Financial Reporting Manual (the “FRM”) in that

•

Auditors’ consents were included in the Registration Statement filed on July 31, 2015 (the “Original Filing Date”), as Exhibits 23.1 and 23.2;

•

No changes have been made to Merchants’ financial statements since the Original Filing Date;

•

There have been no events material to the Company since the Original Filing Date; and

•

An “extended period of time” has not passed since the Original Filing Date, within the meaning of Section 4810.3.c. of the FRM.

If you have any questions regarding this Amendment filing, please contact our legal counsel, Denise J. Deschenes or Nicole B. Jacobson of Primmer Piper Eggleston & Cramer PC at (603) 444-4008 or (802) 864-0880, respectively.

As discussed with Staff Attorney Erin Purnell, we intend to file a request for acceleration of the effective date of the Registration Statement, as amended, under separate cover.

Sincerely,

/s/ Michael R. Tuttle

Michael R. Tuttle

President and Chief Executive Officer

Cc:

Erin Purnell, Esq., U.S. Securities and Exchange Commission (email only)

Denise J. Deschenes, Esq., Primmer Piper Eggleston & Cramer PC (email only)

Nicole B. Jacobson, Esq., Primmer Piper Eggleston & Cramer PC (email only)

J.J. Cranmore, Esq., Cranmore Fitzgerald & Meaney (email only)